Valuation and Qualifying Accounts Deducted from Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of fiscal period	¥ 15,243	¥ 15,793	¥ 14,941
Charged to costs and expenses	3,050	2,105	5,307
Charged to other accounts	118	255	1,068
Deductions	417	2,910	5,523
Balance at end of fiscal period	17,994	15,243	15,793
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of fiscal period	20,730	36,690	49,081
Charged to costs and expenses	4,423	1,961	7,596
Charged to other accounts	1,729	276
Deductions	1,867	18,197	19,987
Balance at end of fiscal period	¥ 25,015	¥ 20,730	¥ 36,690